Trade and other receivables - Summary of trade and other receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Trade receivables	£ 2,887	£ 2,609
Loans and other receivables	663	1,568
Prepayments and accrued income	392	431
Net trade and other receivables per balance sheet	3,942	4,608
Trade and other receivables, Current	3,621	4,367
Trade and other receivables, Non-current	£ 321	£ 241